FAIR VALUE MEASUREMENTS (Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Total financial assets	$ 132,706	$ 137,970
Liabilities [Abstract]
Derivative instruments	1,213	632
Contingent consideration	6,332	8,281
Total liabilities	6,332	8,913
Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	11,990	3,642
Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	53,699	33,539
Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	65,804	100,789
Level 1 [Member]
Assets [Abstract]
Total financial assets	11,990	3,642
Liabilities [Abstract]
Derivative instruments	0	0
Contingent consideration	0	0
Total liabilities	0	0
Level 1 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	11,990	3,642
Level 1 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 1 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 2 [Member]
Assets [Abstract]
Total financial assets	120,716	134,328
Liabilities [Abstract]
Derivative instruments	1,213	632
Contingent consideration	0	0
Total liabilities	0	632
Level 2 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 2 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	53,699	33,539
Level 2 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	65,804	100,789
Level 3 [Member]
Assets [Abstract]
Total financial assets	0	0
Liabilities [Abstract]
Derivative instruments	0	0
Contingent consideration	6,332	8,281
Total liabilities	6,332	8,281
Level 3 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 3 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 3 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	$ 0	$ 0